FVM - Fair value hierarchy - Liabilities (Detail) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	SFr 212,323		SFr 246,150
Negative replacement values
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		2,800	[2]	4,000	SFr 3,300
Negative replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		600	[2]	1,500	1,300
Negative replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		1,900	[2]	1,900	1,400
Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		12,800	[2]	11,000	10,700
Financial liabilities designated at fair value | Issued debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		10,900	[2]	9,700	9,300
Financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		1,900	[2]	1,100	800
Financial liabilities designated at fair value | Structured repurchase agreements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		0	[2]	300	600
Measured at fair value on a recurring basis | Other liabilities - amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	11,523		9,286
Measured at fair value on a recurring basis | Trading portfolio liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	30,463		22,824
Measured at fair value on a recurring basis | Trading portfolio liabilities | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5,409		6,221
Measured at fair value on a recurring basis | Trading portfolio liabilities | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,538		2,976
Measured at fair value on a recurring basis | Trading portfolio liabilities | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	820		595
Measured at fair value on a recurring basis | Trading portfolio liabilities | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	20,695		13,026
Measured at fair value on a recurring basis | Negative replacement values
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	116,133		153,810
Measured at fair value on a recurring basis | Negative replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	38,387		52,476
Measured at fair value on a recurring basis | Negative replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,797		4,807
Measured at fair value on a recurring basis | Negative replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	45,485		72,089
Measured at fair value on a recurring basis | Negative replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	26,741		22,109
Measured at fair value on a recurring basis | Negative replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,562		2,041
Measured at fair value on a recurring basis | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	54,202		55,017
Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Issued debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	49,502		49,930
Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,315		4,663
Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Structured repurchase agreements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	376		395
Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Loan commitments and guarantees
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	9		29
Measured at fair value on a non-recurring basis | Other liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	1		5,213
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	26,435		19,347
Level 1 | Measured at fair value on a recurring basis | Other liabilities - amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Trading portfolio liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	26,037		18,807
Level 1 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5,153		5,573
Level 1 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	50		12
Level 1 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	541		484
Level 1 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	20,293		12,738
Level 1 | Measured at fair value on a recurring basis | Negative replacement values
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	398		539
Level 1 | Measured at fair value on a recurring basis | Negative replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5		12
Level 1 | Measured at fair value on a recurring basis | Negative replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Negative replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	213		274
Level 1 | Measured at fair value on a recurring basis | Negative replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	42		1
Level 1 | Measured at fair value on a recurring basis | Negative replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		2
Level 1 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Issued debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		2
Level 1 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Structured repurchase agreements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Loan commitments and guarantees
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a non-recurring basis | Other liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	0		0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	170,138		211,660
Level 2 | Measured at fair value on a recurring basis | Other liabilities - amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	11,523		9,286
Level 2 | Measured at fair value on a recurring basis | Trading portfolio liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,309		3,898
Level 2 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	256		648
Level 2 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,453		2,927
Level 2 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	263		91
Level 2 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	336		227
Level 2 | Measured at fair value on a recurring basis | Negative replacement values
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	112,928		149,255
Level 2 | Measured at fair value on a recurring basis | Negative replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	38,196		51,990
Level 2 | Measured at fair value on a recurring basis | Negative replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,196		3,269
Level 2 | Measured at fair value on a recurring basis | Negative replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	45,150		71,668
Level 2 | Measured at fair value on a recurring basis | Negative replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	24,803		20,254
Level 2 | Measured at fair value on a recurring basis | Negative replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,561		2,040
Level 2 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	41,376		44,007
Level 2 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Issued debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	38,617		40,242
Level 2 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,385		3,611
Level 2 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Structured repurchase agreements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	372		130
Level 2 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Loan commitments and guarantees
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2		25
Level 2 | Measured at fair value on a non-recurring basis | Other liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	1		5,213
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	15,750		15,143
Level 3 | Measured at fair value on a recurring basis | Other liabilities - amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Trading portfolio liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	117		119
Level 3 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	35		37
Level 3 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	16		20
Level 3 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	66		62
Level 3 | Measured at fair value on a recurring basis | Negative replacement values
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,807		4,016
Level 3 | Measured at fair value on a recurring basis | Negative replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	186		475
Level 3 | Measured at fair value on a recurring basis | Negative replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	601		1,538
Level 3 | Measured at fair value on a recurring basis | Negative replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	122		148
Level 3 | Measured at fair value on a recurring basis | Negative replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,896		1,854
Level 3 | Measured at fair value on a recurring basis | Negative replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1		1
Level 3 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	12,826		11,008
Level 3 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Issued debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	10,885		9,688
Level 3 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,930		1,050
Level 3 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Structured repurchase agreements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4		266
Level 3 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Loan commitments and guarantees
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	7		5
Level 3 | Measured at fair value on a non-recurring basis | Other liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	0		0
UBS AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	212,324		246,152
UBS AG | Negative replacement values
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		2,800	[2]	4,000	3,300
UBS AG | Negative replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		600	[2]	1,500	1,300
UBS AG | Negative replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		1,900	[2]	1,900	1,400
UBS AG | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		12,800	[2]	11,000	10,700
UBS AG | Financial liabilities designated at fair value | Issued debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		10,900	[2]	9,700	9,300
UBS AG | Financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		1,900	[2]	1,100	800
UBS AG | Financial liabilities designated at fair value | Structured repurchase agreements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value		0	[2]	300	SFr 600
UBS AG | Measured at fair value on a recurring basis | Other liabilities - amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	11,523		9,286
UBS AG | Measured at fair value on a recurring basis | Trading portfolio liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	30,463		22,825
UBS AG | Measured at fair value on a recurring basis | Trading portfolio liabilities | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5,409		6,221
UBS AG | Measured at fair value on a recurring basis | Trading portfolio liabilities | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,538		2,976
UBS AG | Measured at fair value on a recurring basis | Trading portfolio liabilities | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	820		595
UBS AG | Measured at fair value on a recurring basis | Trading portfolio liabilities | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	20,695		13,028
UBS AG | Measured at fair value on a recurring basis | Negative replacement values
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	116,134		153,810
UBS AG | Measured at fair value on a recurring basis | Negative replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	38,387		52,476
UBS AG | Measured at fair value on a recurring basis | Negative replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,797		4,807
UBS AG | Measured at fair value on a recurring basis | Negative replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	45,486		72,089
UBS AG | Measured at fair value on a recurring basis | Negative replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	26,741		22,109
UBS AG | Measured at fair value on a recurring basis | Negative replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,562		2,041
UBS AG | Measured at fair value on a recurring basis | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	54,202		55,017
UBS AG | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Issued debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	49,502		49,930
UBS AG | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,315		4,663
UBS AG | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Structured repurchase agreements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	376		395
UBS AG | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Loan commitments and guarantees
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	9		29
UBS AG | Measured at fair value on a non-recurring basis | Other liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	1		5,213
UBS AG | Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	26,435		19,349
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other liabilities - amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Trading portfolio liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	26,037		18,808
UBS AG | Level 1 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5,153		5,573
UBS AG | Level 1 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	50		12
UBS AG | Level 1 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	541		484
UBS AG | Level 1 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	20,293		12,740
UBS AG | Level 1 | Measured at fair value on a recurring basis | Negative replacement values
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	398		539
UBS AG | Level 1 | Measured at fair value on a recurring basis | Negative replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5		12
UBS AG | Level 1 | Measured at fair value on a recurring basis | Negative replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Negative replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	213		274
UBS AG | Level 1 | Measured at fair value on a recurring basis | Negative replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	42		1
UBS AG | Level 1 | Measured at fair value on a recurring basis | Negative replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		2
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Issued debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		2
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Structured repurchase agreements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Loan commitments and guarantees
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a non-recurring basis | Other liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	0		0
UBS AG | Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	170,139		211,660
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other liabilities - amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	11,523		9,286
UBS AG | Level 2 | Measured at fair value on a recurring basis | Trading portfolio liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,309		3,898
UBS AG | Level 2 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	256		648
UBS AG | Level 2 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,453		2,927
UBS AG | Level 2 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	263		91
UBS AG | Level 2 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	336		227
UBS AG | Level 2 | Measured at fair value on a recurring basis | Negative replacement values
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	112,929		149,255
UBS AG | Level 2 | Measured at fair value on a recurring basis | Negative replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	38,196		51,990
UBS AG | Level 2 | Measured at fair value on a recurring basis | Negative replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,196		3,269
UBS AG | Level 2 | Measured at fair value on a recurring basis | Negative replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	45,151		71,668
UBS AG | Level 2 | Measured at fair value on a recurring basis | Negative replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	24,803		20,254
UBS AG | Level 2 | Measured at fair value on a recurring basis | Negative replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,561		2,040
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	41,376		44,007
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Issued debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	38,617		40,242
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,385		3,611
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Structured repurchase agreements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	372		130
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Loan commitments and guarantees
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2		25
UBS AG | Level 2 | Measured at fair value on a non-recurring basis | Other liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	1		5,213
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	15,750		15,143
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other liabilities - amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Trading portfolio liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	117		119
UBS AG | Level 3 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	35		37
UBS AG | Level 3 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	16		20
UBS AG | Level 3 | Measured at fair value on a recurring basis | Trading portfolio liabilities | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	66		62
UBS AG | Level 3 | Measured at fair value on a recurring basis | Negative replacement values
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,807		4,016
UBS AG | Level 3 | Measured at fair value on a recurring basis | Negative replacement values | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	186		475
UBS AG | Level 3 | Measured at fair value on a recurring basis | Negative replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	601		1,538
UBS AG | Level 3 | Measured at fair value on a recurring basis | Negative replacement values | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	122		148
UBS AG | Level 3 | Measured at fair value on a recurring basis | Negative replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,896		1,854
UBS AG | Level 3 | Measured at fair value on a recurring basis | Negative replacement values | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1		1
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	12,826		11,008
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Issued debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	10,885		9,688
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,930		1,050
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Structured repurchase agreements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4		266
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities designated at fair value | Loan commitments and guarantees
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	7		5
UBS AG | Level 3 | Measured at fair value on a non-recurring basis | Other liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1],[3]	SFr 0		SFr 0

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented

[2]
Total Level 3 assets as of 31 December 2017 were CHF 5.5 billion (31 December 2016: CHF 6.9 billion). Total Level 3 liabilities as of 31 December 2017 were CHF 15.7 billion (31 December 2016: CHF 15.1 billion).

[3]
Other assets and other liabilities primarily consist of assets held for sale as well as assets and liabilities of a disposal group held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell. Refer to Note 30 for more information.